Organization and Principal Business (Details Narrative)					1 Months Ended					19 Months Ended
	Mar. 26, 2019 USD ($) shares	Mar. 26, 2019 MYR (RM) shares	Sep. 29, 2017 USD ($)	Sep. 29, 2017 HKD ($)	Aug. 31, 2022 shares	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Feb. 28, 2021 shares	Jul. 31, 2020 $ / shares shares	Aug. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Mar. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued								490,323
Par value | $ / shares											$ 0.0001		$ 0.0001
Authorized share capital											500,000,000		500,000,000
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						100
Par value | $ / shares						$ 0.0001						$ 0.01
Authorized share capital						500,000,000
Authorized share capital amount | $						$ 50,000						$ 500
Authorized share capital						500,000,000						50,000
Subdivided Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						100
Par value | $ / shares						$ 0.0001
CBL (Asia) Limited ("CBL (Asia)") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued					13,175,000			304,000		304,000
Straits Energy Resources Berhad ("Straits") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued	1,444,000	1,444,000			8,075,000			186,323
Mr. Chia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						5,000,000	50,000		50,000
Share issued price per share | $ / shares						$ 0.0001	$ 0.01		$ 1.00
Number of shares surrendered and cancelled					5,000,000				50,000
Par value | $ / shares						$ 0.0001	$ 0.01
Banle International Group Limited ("Banle BVI") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued								490,323		490,323
Ownerhsip percentage					100.00%					100.00%
Banle International Group Limited ("Banle BVI") [Member] | CBL (Asia) Limited ("CBL (Asia)") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownerhsip percentage					62.00%					62.00%
Banle International Group Limited ("Banle BVI") [Member] | Straits Energy Resources Berhad ("Straits") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued										186,323
Ownerhsip percentage					38.00%					38.00%
Banle International Group Limited ("Banle BVI") [Member] | Mr. Chia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued									50,000
Share issued price per share | $ / shares									$ 1.00
Number of shares surrendered and cancelled									50,000
Banle Energy HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued	3,800,000	3,800,000
Ownerhsip percentage	100.00%	100.00%						100.00%
Banle Energy HK [Member] | CBL (Asia) Limited ("CBL (Asia)") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownerhsip percentage	62.00%	62.00%						62.00%
Banle Energy HK [Member] | Straits Energy Resources Berhad ("Straits") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownerhsip percentage	38.00%	38.00%						38.00%
Shares consideration	$ 3,689,000	RM 14,997,840
Reliance HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares consideration			$ 240,300	$ 1,862,000